Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 03, 2025	Jul. 28, 2024	Jul. 30, 2023	Jul. 31, 2022	Aug. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
Pay versus Performance
As required by Section 953(a) of the Dodd‑Frank Act and Item 402(v) of Regulation S‑K, the following table reports the compensation of our Principal Executive Officer (PEO) and the average compensation of the other NEOs as disclosed in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid,” and certain financial performance measures of the Company. The Compensation
Committee did not consider "compensation actually paid" in its determination of PEO or other NEO compensation. For further information concerning our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section beginning on page 39.

Year(1)	Summary Compensation Table Total for Current PEO(2)	Summary Compensation Table Total for Former PEO(2)	Compensation Actually Paid to Current PEO(3)	Compensation Actually Paid to Former PEO(3)	Average Summary Compensation Table Total for non‑PEO NEOs(2)	Average Compensation Actually Paid to non‑PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (millions) (5)	Net Sales (millions) (6)
							Total Share- holder Return	Peer Group Total Share- holder Return
2025	$6,957,360	$11,056,404	$3,473,302	$(6,914,795)	$3,004,812	$691,094	$77	$107	$602	$10,253
2024	$—	$12,260,000	$—	$17,409,744	$4,087,288	$5,205,606	$107	$114	$567	$9,636
2023	$—	$11,699,822	$—	$11,089,637	$3,771,274	$3,573,919	$102	$127	$858	$9,357
2022	$—	$10,277,065	$—	$13,004,241	$3,965,231	$4,788,630	$106	$121	$757	$8,562
2021	$—	$9,903,652	$—	$3,614,369	$3,373,833	$2,075,080	$91	$107	$1,002	$8,476
(1)In fiscal 2025, Mark Clouse (our former PEO) and Mick J. Beekhuizen (our current PEO) each served as Principal Executive Officer (“PEO”) for a portion of the fiscal year, as further discussed in the CD&A — CEO Transition on page 41; Mark Clouse has served as the only PEO for the entirety of fiscal 2024, 2023, 2022 and 2021, and the other NEO’s for the applicable years were as follows:
•2025: Carrie L. Anderson, Charles A. Brawley, III, Christopher D. Foley, Diane Johnson May and Daniel L. Poland
•2024: Carrie L. Anderson, Mick J. Beekhuizen, Diane Johnson May and Daniel L. Poland
•2023: Carrie L. Anderson, Mick J. Beekhuizen, Adam G. Ciongoli, Christopher D. Foley and Daniel L. Poland
•2022: Mick J. Beekhuizen, Adam G. Ciongoli, Christopher D. Foley and Valerie J. Oswalt
•2021: Mick J. Beekhuizen, Adam G. Ciongoli, Christopher D. Foley and Valerie J. Oswalt
(2)The dollar amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of our current PEO, Mr. Beekhuizen, (ii) the total compensation reported in the Summary Compensation Table for the applicable year in the case of our former PEO, Mr. Clouse, and (iii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs for such years, as identified in footnote 1.
(3)To calculate “compensation actually paid”, as computed pursuant to the SEC rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for (i) our current PEO, Mr. Beekhuizen, (ii) our former PEO, Mr. Clouse, and (iii) the average of the other NEOs is set forth below. The amounts do not reflect the actual amount of compensation earned by, or paid to the executive, during the applicable fiscal year.
Reconciliation of Compensation Actually Paid Adjustments:

Year	Summary Compensation Table Total	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year‑End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (a)(b)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (a)(b)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (a)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (a)	(Minus) Fair Value as of Prior Fiscal Year‑End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid
Mick J. Beekhuizen
2025	$6,957,360	$—	$—	$4,366,663	$2,911,689	$(2,285,429)	$—	$256,345	$—	$3,473,302
Mark A. Clouse
2025	$11,056,404	$—	$—	$8,932,730	$—	$(4,550,638)	$—	$495,198	$4,983,029	$(6,914,795)
Other NEOs (Average)
2025	$3,004,812	$—	$8,946	$1,564,147	$748,383	$(1,247,994)	$—	$(82,665)	$176,241	$691,094
(a)Includes the value of any dividend equivalents accrued on restricted share unit awards in the applicable year(s) prior to the vesting date that are not otherwise reflected in the fair value of such award.
(b)For awards subject to performance‑based vesting conditions, the value is based on an estimate of the probable outcome of such performance‑based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards. See Note 17 to the Consolidated Financial Statements in our 2025 Form 10‑K for a discussion of the relevant assumptions used in calculating these amounts.
(4)Amounts included for each year reflect what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on the last day of fiscal 2020. Peer Group TSR is calculated based upon the Company’s peer group (S&P 500 Packaged Foods Group) as reflected in our Annual Report on Form 10‑K pursuant to Item 201(e) of Regulation S‑K for the fiscal year ended August 3, 2025.
(5)The dollar amounts reported represent the amount of net income reflected in the Company’s financial statements for the applicable year.
(6)The dollar amounts reported represent the amount of net sales reflected in the Company’s financial statements for the applicable year.
Financial Performance Measures
The following is a list of the performance measures that, in the Company’s assessment, represent the most important performance measures used by the Company to link compensation actually paid to our NEOs in fiscal 2025 to Company performance. The performance measures are not ranked by relative importance. Please see the Compensation Discussion and Analysis section beginning on page 39 for further information regarding how each of these measures is used in the Company’s executive compensation program.
•Adjusted EBIT
•Adjusted EPS
•Free Cash Flow
•Net Sales
•Stock Price
Relationship Between Pay and Performance
We believe that our compensation program is aligned with our business strategy and with creating long‑term shareholder value by paying for performance, with a significant portion of NEOs’ pay subject to risk and performance. The Compensation Discussion and Analysis discussion describes in greater detail the Committee’s emphasis on “pay‑for‑performance” and how our executive compensation program is designed to link executive compensation with the achievement of financial objectives as well as shareholder value creation.
It is important to note that "compensation actually paid" to our executive officers is computed in accordance with SEC rules and does not necessarily reflect the actual value that an executive will receive in the stated fiscal year as such value will depend on a variety of factors. For example, the value of restricted share unit awards that an executive will receive will ultimately depend on stock price at the time of vesting and, for performance‑based restricted share unit awards, the financial performance metrics achieved during the applicable three‑year performance cycle, and, all remain at risk of reduction or forfeiture until the time of vesting.
In accordance with SEC rules, the following graphs show the relationship of "compensation actually paid" to our (i) cumulative shareholder return and total shareholder return, (ii) net income and (iii) net sales.
Compensation Actually Paid vs. TSR

Former CEO CAP	Current CEO CAP	Other NEO Avg CAP
TSR CPB	S&P 500 - Pkg Foods Group
Compensation Actually Paid vs. Net Income

Former CEO CAP	Current CEO CAP
Net Income	Other NEO Avg CAP
Compensation Actually Paid vs. Net Sales

Former CEO CAP	Current CEO CAP
Net Sales	Other NEO Avg CAP

Company Selected Measure Name	net sales
Non-PEO NEO Average Total Compensation Amount	$ 3,004,812	$ 4,087,288	$ 3,771,274	$ 3,965,231	$ 3,373,833
Non-PEO NEO Average Compensation Actually Paid Amount	$ 691,094	5,205,606	3,573,919	4,788,630	2,075,080
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR

Former CEO CAP	Current CEO CAP	Other NEO Avg CAP
TSR CPB	S&P 500 - Pkg Foods Group

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

Former CEO CAP	Current CEO CAP
Net Income	Other NEO Avg CAP

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Net Sales

Former CEO CAP	Current CEO CAP
Net Sales	Other NEO Avg CAP

Total Shareholder Return Amount	$ 77	107	102	106	91
Peer Group Total Shareholder Return Amount	107	114	127	121	107
Net Income (Loss)	$ 602,000,000	$ 567,000,000	$ 858,000,000	$ 757,000,000	$ 1,002,000,000
Company Selected Measure Amount	10,253,000,000	9,636,000,000	9,357,000,000	8,562,000,000	8,476,000,000
PEO Name	Mick J. Beekhuizen
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
Mick J. Beekhuizen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,957,360
PEO Actually Paid Compensation Amount	3,473,302
Mick J. Beekhuizen [Member] | Minus Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mick J. Beekhuizen [Member] | Plus Service Costs Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mick J. Beekhuizen [Member] | Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,366,663)
Mick J. Beekhuizen [Member] | Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year A B [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,911,689
Mick J. Beekhuizen [Member] | Plus Minus Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years A B [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,285,429)
Mick J. Beekhuizen [Member] | Plus Fair Value Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year A [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mick J. Beekhuizen [Member] | Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year A [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,345
Mick J. Beekhuizen [Member] | Minus Fair Value As Of Prior Fiscal Year End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mark Clouse [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	11,056,404	$ 12,260,000	$ 11,699,822	$ 10,277,065	$ 9,903,652
PEO Actually Paid Compensation Amount	(6,914,795)	$ 17,409,744	$ 11,089,637	$ 13,004,241	$ 3,614,369
Mark Clouse [Member] | Minus Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mark Clouse [Member] | Plus Service Costs Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mark Clouse [Member] | Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,932,730)
Mark Clouse [Member] | Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year A B [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mark Clouse [Member] | Plus Minus Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years A B [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,550,638)
Mark Clouse [Member] | Plus Fair Value Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year A [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mark Clouse [Member] | Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year A [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	495,198
Mark Clouse [Member] | Minus Fair Value As Of Prior Fiscal Year End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,983,029)
Non-PEO NEO | Minus Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Plus Service Costs Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,946
Non-PEO NEO | Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,564,147)
Non-PEO NEO | Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year A B [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	748,383
Non-PEO NEO | Plus Minus Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years A B [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,247,994)
Non-PEO NEO | Plus Fair Value Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year A [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year A [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,665)
Non-PEO NEO | Minus Fair Value As Of Prior Fiscal Year End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (176,241)